--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA One-Year Fixed Income Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA ONE-YEAR FIXED INCOME SERIES
    Statement of Net Assets.............................................     7-9
    Statement of Operations.............................................      10
    Statements of Changes in Net Assets.................................      11
    Financial Highlights................................................      12
    Notes to Financial Statements.......................................   13-14

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company
  (1,032,819 Shares, Cost $10,299)++ at Value............................................  $    10,359
Receivable for Investment Securities Sold................................................           50
Receivable for Fund Shares Sold..........................................................           12
Prepaid Expenses and Other Assets........................................................           25
                                                                                           -----------
    Total Assets.........................................................................       10,446
                                                                                           -----------

LIABILITIES:
Payable for Fund Shares Redeemed.........................................................           62
Accrued Expenses.........................................................................           17
                                                                                           -----------
    Total Liabilities....................................................................           79
                                                                                           -----------

NET ASSETS...............................................................................  $    10,367
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    1,019,872
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     10.16
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    10,328
Accumulated Net Investment Loss..........................................................          (11)
Accumulated Net Realized Loss............................................................          (10)
Unrealized Appreciation of Investment Securities.........................................           60
                                                                                           -----------

Total Net Assets.........................................................................  $    10,367
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for Federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company....................  $     279
                                                                                             ---------

EXPENSES
    Administrative Services................................................................          5
    Accounting & Transfer Agent Fees.......................................................         10
    Shareholder Services...................................................................         12
    Legal Fees.............................................................................          1
    Audit Fees.............................................................................         --
    Filing Fees............................................................................          9
    Shareholders' Reports..................................................................          5
    Directors' Fees and Expenses...........................................................         --
    Organization Costs.....................................................................          4
    Other..................................................................................          1
                                                                                             ---------
        Total Expenses.....................................................................         47
    Less: Fees Waived and Expenses Assumed.................................................        (13)
                                                                                             ---------
        Net Expenses.......................................................................         34
                                                                                             ---------
    NET INVESTMENT INCOME..................................................................        245
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities.................................................         (2)

Change in Unrealized Appreciation (Depreciation) of Investment Securities..................         21
                                                                                             ---------

    NET GAIN ON INVESTMENT SECURITIES......................................................         19
                                                                                             ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $     264
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $      245   $       378
    Net Realized Loss on Investment Securities.............................................           (2)           (6)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............           21             8
                                                                                             ------------  -----------
        Net Increase in Net Assets Resulting from Operations...............................          264           380
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................         (251)         (384)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................        4,675         8,619
    Shares Issued in Lieu of Cash Distributions............................................          251           384
    Shares Redeemed........................................................................       (3,914)       (4,389)
                                                                                             ------------  -----------
        Net Increase From Capital Share Transactions.......................................        1,012         4,614
                                                                                             ------------  -----------
        Total Increase.....................................................................        1,025         4,610
NET ASSETS
    Beginning of Period....................................................................        9,342         4,732
                                                                                             ------------  -----------
    End of Period..........................................................................   $   10,367   $     9,342
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................          461           849
    Shares Issued in Lieu of Cash Distributions............................................           25            38
    Shares Redeemed........................................................................         (386)         (432)
                                                                                             ------------  -----------
                                                                                                     100           455
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS          YEAR             YEAR            FEB. 9
                                                               ENDED            ENDED            ENDED              TO
                                                              MAY 31,          NOV. 30,         NOV. 30,         NOV. 30,
                                                                1998             1997             1996             1995
                                                             ----------       ----------       ----------       ----------
                                                             (UNAUDITED)

Net Asset Value, Beginning of Period...................      $   10.16        $    10.18       $    10.16       $    10.00
                                                             ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................           0.25              0.53             0.46             0.24
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................           0.01             (0.01)            0.02             0.16
                                                             ----------       ----------       ----------       ----------
  Total from Investment Operations.....................           0.26              0.52             0.48             0.40
                                                             ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income................................          (0.26)            (0.54)          ( 0.46)           (0.24)
                                                             ----------       ----------       ----------       ----------
Net Asset Value, End of Period.........................      $   10.16        $    10.16       $    10.18       $    10.16
                                                             ----------       ----------       ----------       ----------
                                                             ----------       ----------       ----------       ----------
Total Return...........................................           2.68%#            5.23%            4.86%            4.09%#

Net Assets, End of Period (thousands)..................      $  10,367        $    9,342       $    4,732       $      569
Ratio of Expenses to Average Net Assets (1)............           0.75%*(a)         0.75%(a)         0.75%(a)         2.50%*(a)
Ratio of Net Investment Income to Average Net Assets...           4.90%*(a)         5.10%(a)         4.66%(a)         2.80%*(a)
Portfolio Turnover Rate................................            N/A               N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series..........          12.37%*           82.84%           95.84%           81.31%(b)

--------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996.)

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1998 and November 30, 1997, 1996 and 1995 would have been 1.03%, 1.14%, 2.80%
     and 17.81%, respectively and the ratios of net investment income to average net assets for the periods ended May 31, 1998 and November 30, 1997, 1996 and 1995 would have been 4.64%, 4.71%, 2.61% and (12.60)%, respectively.

(b) Master Fund Series turnover calculated for the year ended November 30, 1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which DFA One-Year Fixed Income Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1998, The Portfolio owned 1% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective December 1, 1995, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 2.50% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1998, approximately $21,000 of previously waived fees are subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of 0.25% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation..............................  $      60
Gross Unrealized Depreciation..............................         --
                                                             ---------
Net........................................................  $      60
                                                             ---------
                                                             ---------

    At November 30, 1997, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $6,315 of which $1,451 and $4,864 expire on November 30, 2004 and 2005, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (45.9%)
Barton Capital Corp. C.P.
     5.570%, 06/11/98..................................  $       500   $    499,232
     5.530%, 06/15/98..................................       18,034     17,995,216
     5.520%, 06/19/98..................................        2,050      2,044,363
Bayer Corp. C.P.
     5.620%, 06/01/98..................................        2,050      2,050,000
BellSouth Capital Funding Corp. C.P.
     5.510%, 06/04/98..................................       13,500     13,493,778
CC (USA), Inc. C.P.
     5.520%, 06/22/98..................................        1,000        996,774
     5.520%, 07/15/98..................................          500        496,657
     5.550%, 07/23/98..................................       21,500     21,330,436
     5.520%, 07/27/98..................................        2,000      1,983,013
Caisse Centrale des Jardins C.P.
     5.490%, 07/08/98..................................        4,312      4,287,625
Caisse D'Amortissement De Delte Sociale
     5.630%, 06/01/98..................................       15,050     15,050,000
Ciesco L.P. C.P.
     5.500%, 06/02/98..................................        4,500      4,499,308
     5.500%, 06/05/98..................................        5,500      5,496,620
     5.500%, 07/10/98..................................       11,500     11,431,852
Commonwealth Bank of Australia C.P.
     5.500%, 06/04/98..................................       13,000     12,994,008
Corporate Asset Funding Corp. C.P.
     5.530%, 06/02/98..................................       22,500     22,496,542
     5.520%, 06/09/98..................................        1,000        998,771
Cregem North America, Inc. C.P.
     5.500%, 06/02/98..................................        7,000      6,998,924
Den Norske Stats Olejeselskap A.S. C.P.
     5.520%, 06/01/98..................................        5,550      5,550,000
     5.520%, 07/10/98..................................       19,500     19,384,445
Dresdner U.S. Finance, Inc. C.P.
     5.500%, 06/04/98..................................       18,000     17,991,704
Enterprise Funding Corp. C.P.
     5.530%, 06/01/98..................................        5,604      5,604,000
Equipment Intermediation Partnership C.P.
     5.540%, 07/08/98..................................       22,000     21,876,316
Ford Motor Credit Corp. C.P.
     5.510%, 06/05/98..................................        4,500      4,497,220
France Telecom C.P.
     5.510%, 06/15/98..................................        5,000      4,989,247
General Electric Capital Corp. C.P.
     5.530%, 06/18/98..................................        1,700      1,695,585
     5.520%, 07/07/98..................................          500        497,265
Hahn Issuing Corp. C.P.
     5.540%, 06/29/98..................................        3,050      3,037,000
KFW International Finance, Inc. C.P.
     5.520%, 06/04/98..................................        1,000        999,539

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Louis Dreyfus Corp. C.P.
     5.520%, 06/12/98..................................  $    13,000   $ 12,977,994
     5.530%, 06/18/98..................................        2,000      1,994,796
     5.520%, 06/25/98..................................        5,050      5,031,449
National Rural Utilities Cooperative Finance Corp. C.P.
     5.520%, 06/05/98..................................        1,000        999,382
Novartis Finance Corp. C.P.
     5.490%, 06/05/98..................................        7,500      7,495,367
     5.480%, 06/23/98..................................       16,500     16,444,037
     5.500%, 07/01/98..................................          800        796,320
Proctor & Gamble Co. C.P.
     5.480%, 07/02/98..................................        2,250      2,239,402
Sheffield Receivables Corp. C.P.
     5.540%, 06/01/98..................................       12,000     12,000,000
     5.530%, 06/05/98..................................        6,000      5,996,313
     5.540%, 06/23/98..................................          600        597,983
     5.510%, 06/29/98..................................        6,525      6,497,239
Shell Financial U.K. P.L.C. C.P.
     5.500%, 07/10/98..................................       25,050     24,901,556
Sigma Finance Corp. C.P.
     5.510%, 06/10/98..................................        5,000      4,993,088
     5.530%, 06/29/98..................................        1,500      1,493,618
     5.530%, 07/07/98..................................        4,050      4,027,847
Toyota Motor Credit Corp. C.P.
     5.500%, 06/08/98..................................       13,500     13,485,484
     5.500%, 06/10/98..................................        2,175      2,171,993
     5.500%, 06/22/98..................................        9,000      8,971,125
USAA Capital Corp. C.P.
     5.500%, 07/02/98..................................        1,000        995,290
Windmill Funding Corp. C.P.
     5.530%, 06/01/98..................................        3,855      3,855,000
     5.520%, 06/05/98..................................        4,500      4,497,235
     5.530%, 06/17/98..................................        4,989      4,976,804
     5.520%, 06/22/98..................................        6,500      6,479,145
     5.500%, 07/24/98..................................        1,500      1,487,942
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $386,665,181)..................................                 386,671,849
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (28.6%)
ABN-AMRO North American Certificate of Deposit
     5.710%, 10/09/98..................................        4,000      3,999,200
Bayerische Landesbank Certificate of Deposit
     5.860%, 07/17/98..................................       16,000     16,004,800
Canadian Bank Certificate of Deposit
     5.795%, 10/06/98..................................       23,000     23,004,600
Commerzbank Certificate of Deposit
     5.780%, 09/18/98..................................       23,300     23,302,330
Deutsche Bank AG Certificates of Deposit
     5.820%, 05/03/99..................................       25,000     25,005,000

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Dresdner Bank AG Certificate of Deposit
     5.950%, 10/20/98..................................  $    20,000   $ 19,990,000
FCC National Bank Certificate of Deposit
     5.820%, 09/18/98..................................       21,000     21,004,200
Morgan Trust Certificate of Deposit
     5.800%, 07/28/98..................................        3,700      3,697,410
National Australia Bank Certificate of Deposit
     5.850%, 10/05/98..................................       23,000     23,009,200
Royal Bank of Canada Certificate of Deposit
     5.880%, 09/17/98..................................       23,000     23,020,700
Societe Generale Certificate of Deposit
     5.880%, 07/13/98..................................        3,000      2,999,400
     5.960%, 09/15/98..................................       18,500     18,487,050
Swiss Bank Certificate of Deposit
     5.805%, 10/01/98..................................       23,000     23,006,900
Westdeutsche Landesbank Certificate of Deposit
     5.870%, 07/31/98..................................       15,000     14,974,500
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $241,477,149)..................................                 241,505,290
                                                                       ------------
BONDS -- (13.4%)
Canada (Government of) Bonds
     6.400%, 09/10/98..................................       22,540     22,596,350
FCC National Bank Medium Term Notes
     6.144%, 10/30/98..................................        2,000      2,000,940
Ford Motor Credit Co. Corporate Bonds
     7.250%, 05/15/99..................................        5,800      5,869,948
Illinois Tool Works, Inc. Corporate Bonds
     7.500%, 12/01/98..................................        5,000      5,033,499
Morgan (J.P.) & Co., Inc. Corporate Bonds
     6.362%, 08/05/98..................................       19,000     19,011,208
Morgan Guaranty Trust Corporate Bonds
     6.000%, 10/01/98..................................        6,000      5,999,160
Nippon Telegraph & Telephone Corp. Corporate Bonds
     9.500%, 07/27/98..................................        4,350      4,371,750
Norwest Corp. Medium Term Notes
     5.750%, 11/16/98..................................        3,600      3,595,752
Pepsico, Inc. Corporate Bonds
     7.625%, 11/01/98..................................        5,000      5,028,100
Pepsico, Inc. Medium Term Notes
     5.463%, 07/01/98..................................        4,851      4,848,332
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Pitney Bowes Credit Corp. Medium Term Notes
     6.305%, 09/23/98..................................  $    24,230   $ 24,265,858
Sara Lee Corp. Medium Term Notes
     5.500%, 12/01/98..................................        1,250      1,246,137
St. Paul Companies, Inc. Medium Term Notes
     7.590%, 05/19/99..................................        6,000      6,090,359
UBS Finance, Inc. Medium Term Notes
     6.200%, 10/01/98..................................        3,000      3,003,750
                                                                       ------------
TOTAL BONDS
  (Cost $112,811,085)..................................                 112,961,143
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (9.6%)
Abbey National Treasury Services P.L.C.
     ***5.536%, 06/16/98...............................        7,000      6,999,300
American Express Centurion Bank
     ***5.686%, 06/05/98...............................       14,000     14,000,000
     ***5.626%, 06/08/98...............................        9,000      9,000,000
Banc One Corp.
     ***5.668%, 06/15/98...............................        7,000      6,995,100
Bayerische Landesbank
     ***5.516%, 06/10/98...............................       10,000      9,992,000
Chase Manhattan Corp. Medium Term Notes
     ***5.688%, 06/20/98...............................       19,000     19,000,000
First USA Bank
     ***5.986%, 06/01/98...............................        7,000      7,004,900
Key Bank N.A.
     ***5.625%, 08/20/98...............................        7,650      7,641,585
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $80,645,110)...................................                  80,632,885
                                                                       ------------
AGENCY OBLIGATIONS -- (1.3%)
Federal Agriculture Mortgage Corp.
     7.200%, 10/15/98..................................        2,850      2,866,815
Federal National Mortgage Association
     5.700%, 12/18/98..................................        8,100      8,106,155
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $10,957,815)...................................                  10,972,970
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes
    5.875%, 08/31/99 valued at $1,729,750) to be
    repurchased at $1,698,743.
    (Cost $1,698,000)..................................        1,698      1,698,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $834,254,340)++................................                 834,442,137
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                                            VALUE +
                                                                                  -
OTHER ASSETS AND LIABILITIES -- (1.0%)
  Interest Receivable..................................                $ 11,257,007
  Other Assets.........................................                       3,423
  Payable for Fund Shares Redeemed.....................                  (2,436,754)
  Other Liabilities....................................                    (113,218)
                                                                       ------------
                                                                          8,710,458
                                                                       ------------
NET ASSETS -- 100.0% (Applicable to 84,086,233
  Outstanding $0.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $843,152,895
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.03
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of May 31, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest................................................................................  $  23,810
                                                                                              ---------

EXPENSES
    Investment Advisory Services............................................................        205
    Accounting & Transfer Agent Fees........................................................        104
    Custodian's Fee.........................................................................         43
    Legal Fees..............................................................................          5
    Audit Fees..............................................................................          8
    Shareholders' Reports...................................................................          7
    Trustees' Fees and Expenses.............................................................          1
    Other...................................................................................         10
                                                                                              ---------
        Total Expenses......................................................................        383
                                                                                              ---------
    Net Investment Income...................................................................     23,427
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..................................................      1,486

Change in Unrealized Appreciation (Depreciation) of Investment Securities...................       (788)
                                                                                              ---------

NET GAIN ON INVESTMENT SECURITIES...........................................................        698
                                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $  24,125
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $   23,427   $    45,925
    Net Realized Gain on Investment Securities.............................................        1,486         1,165
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............         (788)       (2,454)
                                                                                             ------------  -----------
        Net Increase in Net Assets Resulting from Operations...............................       24,125        44,636
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................      (23,096)      (46,321)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................      159,011       282,650
    Shares Issued in Lieu of Cash Distributions............................................       18,121        37,665
    Shares Redeemed........................................................................     (117,244)     (395,687)
                                                                                             ------------  -----------
        Net Increase (Decrease) From Capital Share Transactions............................       59,888       (75,372)
                                                                                             ------------  -----------
        Total Increase (Decrease)..........................................................       60,917       (77,057)
NET ASSETS
    Beginning of Period....................................................................      782,236       859,293
                                                                                             ------------  -----------
    End of Period..........................................................................   $  843,153   $   782,236
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................       15,885        28,307
    Shares Issued in Lieu of Cash Distributions............................................        1,818         3,778
    Shares Redeemed........................................................................      (11,725)      (39,644)
                                                                                             ------------  -----------
                                                                                                   5,978         7,559
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS      YEAR         YEAR         YEAR         YEAR        FEB. 8
                                            ENDED        ENDED        ENDED        ENDED        ENDED          TO
                                           MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995         1994         1993
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)

Net Asset Value, Beginning of Period....  $   10.01    $    10.03   $    10.00   $     9.84   $    10.06   $    10.00
                                          ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.28          0.59         0.56         0.60         0.44         0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.02         (0.02)        0.03         0.16        (0.18)        0.03
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......       0.30          0.57         0.59         0.76         0.26         0.34
                                          ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.28)        (0.59)       (0.56)       (0.60)       (0.43)       (0.28)
  Net Realized Gains....................         --            --           --           --        (0.05)          --
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions...................      (0.28)        (0.59)       (0.56)       (0.60)       (0.48)       (0.28)
                                          ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........  $   10.03    $    10.01   $    10.03   $    10.00   $     9.84   $    10.06
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------
Total Return............................       3.08%#        5.83%        6.10%        7.91%        2.61%        3.39%#

Net Assets, End of Period (thousands)...  $ 843,153    $  782,236   $  859,293   $  705,554   $  592,286   $  608,428
Ratio of Expenses to Average Net
  Assets................................       0.09%*        0.10%        0.09%        0.10%        0.10%        0.10%*
Ratio of Net Investment Income to
  Average Net Assets....................       5.73%*        5.85%        5.62%        6.04%        4.41%        3.80%*
Portfolio Turnover Rate.................      12.37%*       82.84%       95.84%       81.31%      140.82%      111.67%*

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The DFA One-Year Fixed Income Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service as such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  28,993
Sales..................................................    321,697

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..............................  $     263
Gross Unrealized Depreciation..............................        (75)
                                                             ---------
Net........................................................  $     188
                                                             ---------
                                                             ---------

    At November 30, 1997, the Series had a capital loss carryover for federal income tax purposes of approximately $1,867,000 of which $1,566,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 839,215
Undistributed Net Investment Income....................      4,139
Accumulated Net Realized Loss..........................       (389)
Unrealized Appreciation of Investment Securities.......        188
                                                         ---------
                                                         $ 843,153
                                                         ---------
                                                         ---------